BUSINESS SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
BUSINESS SEGMENT INFORMATION
Segment revenue reconciles to statutory revenues from continuing operations

	2019	2018	2017
	$ million	$ million	$ million
Reportable segment revenue
Orthopaedics	2,222	2,168	2,107
Sports Medicine & ENT	1,536	1,461	1,402
Advanced Wound Management	1,380	1,275	1,256
Revenue from external customers	5,138	4,904	4,765

Disaggregation of revenue

The following table shows the disaggregation of Group revenue by product franchise:

	2019	20181	20171
	$ million	$ million	$ million
Revenue by product from continuing operations
Knee Implants	1,042	1,017	984
Hip Implants	613	613	599
Other Reconstruction	79	62	45
Trauma	488	476	479
Orthopaedics	2,222	2,168	2,107
Sports Medicine Joint Repair	794	717	650
Arthroscopic Enabling Technologies	591	600	615
ENT (Ear, Nose and Throat)	151	144	137
Sports Medicine & ENT	1,536	1,461	1,402
Advanced Wound Care	714	740	720
Advanced Wound Bioactives	424	320	342
Advanced Wound Devices	242	215	194
Advanced Wound Management	1,380	1,275	1,256
Consolidated revenue from continuing operations	5,138	4,904	4,765

1

Revenue by franchise for the years ended 2018 and 2017 has been re-presented to align with the new global franchise structure effective from 1 January 2019. There has been no change in total revenue for the years ended 2018 and 2017. Other Reconstruction includes 2018: $62m (2017: $45m) previously in Other Surgical Businesses; Trauma includes 2018: $476m (2017: $479m) previously in Trauma & Extremities; Sports Medicine Joint Repair includes 2018: $17m (2017: $16m) and 2018: $3m (2017: $7m) previously in Trauma & Extremities and Other Surgical Businesses respectively; and ENT includes 2018: $144m (2017: $137m) previously in Other Surgical Businesses.

The following table shows the disaggregation of Group revenue by geographic market and product category. The disaggregation of revenue into the two product categories below reflects that in general the products in the Advanced Wound Management franchises are sold to wholesalers and intermediaries, while products in the other franchises are sold directly to hospitals, ambulatory surgery centers and distributors. The further disaggregation of revenue by Established Markets and Emerging Markets reflects that in general our products are sold through distributors and intermediaries in the Emerging Markets while in the Established Markets, with the exception of the Advanced Wound Care and Bioactives franchises, products are in general sold direct to hospitals and ambulatory surgery centers. The disaggregation by Established Markets and Emerging Markets also reflects their differing economic factors including volatility in growth and outlook.

			2019			2018			2017
	Established Markets[1]	Emerging Markets	Total	Established Markets[1]	Emerging Markets	Total	Established Markets[1]	Emerging Markets	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Orthopaedics, Sports Medicine & ENT	2,986	772	3,758	2,944	685	3,629	2,867	642	3,509
Advanced Wound Management	1,195	185	1,380	1,103	172	1,275	1,097	159	1,256
Total	4,181	957	5,138	4,047	857	4,904	3,964	801	4,765
1	Established Markets comprises the US, Australia, Canada, Europe, Japan and New Zealand.

Trading profit reconciles to operating profit

Segment trading profit is reconciled to the statutory measure below:

	2019	20181	20171
	$ million	$ million	$ million
Segment profit
Orthopaedics	666
Sports Medicine & ENT	489
Advanced Wound Management	370
Segment trading profit	1,525
Corporate costs	(356)
Group trading profit	1,169	1,123	1,048
Acquisition and disposal related items	(32)	7	10
Restructuring and rationalisation expenses	(134)	(120)	–
Amortisation and impairment of acquisition intangibles	(143)	(113)	(140)
Legal and other	(45)	(34)	16
Group operating profit	815	863	934

1Historical financial information is not available on a franchise basis.

Assets and liabilities by geographic location

	2019	2018	2017
	$ million	$ million	$ million
United Kingdom	385	354	364
United States of America	4,034	3,186	3,295
Other	1,405	1,224	1,287
Total non-current assets of the consolidated Group[1]	5,824	4,764	4,946